RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS	12 Months Ended
Dec. 31, 2023
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS

NOTE 13 – RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS

Research and consulting agreement

In November 2020, Quoin Inc. entered into a Master Service Agreement with Therapeutics Inc. for the management of the preclinical and clinical development of QRX003 for Netherton Syndrome. The initial term of the agreement was three years with automatic one year extensions, and the agreement required the execution of individual work orders. Quoin Inc. may terminate any work order for any reason with 90 days written notice subject to costs incurred through termination and a defined termination fee, unless there is a material breach by Therapeutics Inc. A work order was entered into in June 2022 for the first QRX003 clinical study at an expected estimated cost of approximately $4.4 million. An additional work order was entered into in December 2022 for a second QRX003 clinical study at an expected estimated cost of approximately $830,000. In the years ended December 31, 2023 and 2022, the Company incurred a research and development expense under these agreements of approximately $1.5 million and $1.2 million respectively. During the year ended December 31, 2023, the Company received a credit of approximately $278,000 applied to prior expenses incurred during the period of March 2023 to July 2023.

In November 2021, the Company entered into a research agreement with Queensland University of Technology (QUT) for a pre-clinical research program for the development of a product to treat Netherton Syndrome of approximately $250,000. In May 2022, the Company entered into a second research agreement with QUT for the development of a product to treat Scleroderma of approximately $610,000. Each agreement remains in place until the completion of the research program, which in each case was initially anticipated to be 18 months from execution. For the years December 31, 2023 and 2022, the Company incurred research and development costs related to these agreements of approximately $361,000 and $353,000 respectively.

Consulting agreement:

Quoin Inc. entered into a consulting agreement with an Investor Relations (IR) firm, which provides for a monthly fee of $14,000. The agreement had an automatic annual renewal clause and has been in effect since November 2017. The Company owed the IR firm $584,000 as of December 31, 2021, which was included in accrued expenses in the accompanying balance sheet. In March 2022, the Company entered into a settlement agreement with the IR firm reducing the liability to $168,000 and recognized $416,000 as other income in the accompanying consolidated statement of operations. For the years ended December 31, 2023 and 2022, the Company incurred expenses of $0 and $112,000, respectively. As of December 31, 2023 and December 31, 2022 the Company has $-0- and $56,000 in accrued balances, respectively.

Performance milestones and Royalties

See Note 10 for asset and in-licensed technology commitments.